Prepayments and other current assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepayments and other current assets
Prepayments and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Prepayments to suppliers	22,849	15,916
Receivables from partial sale of equity interest in SiEngine	17,947	—
Contract cost assets	9,525	4,654
Others	11,210	10,700
Prepayments and other current assets	61,531	31,270